Assets held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Terrenos Soquimich Comercial S.A.	$ 1,430	$ 1,480
Facilities and fixtures at Soquimich Comercial S.A.	0	109
Total assets held for sale	$ 1,430	$ 1,589